UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10161

Columbia Strategic Investor Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/06

Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia Strategic Investor Fund

		Shares	Value ($)*
Common Stocks – 75.8%
CONSUMER DISCRETIONARY – 7.7%
Auto Components – 0.5%
	Modine Manufacturing Co.	40,000	1,331,600
	Nokian Renkaat Oyj	70,000	910,678
	Proliance International, Inc. (a)	11,784	64,341
	Auto Components Total		2,306,619
Automobiles – 0.1%
	Brilliance China Automotive Holdings Ltd., ADR	20,000	283,600
	Automobiles Total		283,600
Diversified Consumer Services – 0.5%
	Career Education Corp. (a)	40,000	1,492,000
	Weight Watchers International, Inc. (a)	20,000	956,000
	Diversified Consumer Services Total		2,448,000
Hotels, Restaurants & Leisure – 0.4%
	Fairmont Hotels & Resorts, Inc.	30,000	1,160,100
	Yum! Brands, Inc.	20,000	975,800
	Hotels, Restaurants & Leisure Total		2,135,900
Household Durables – 1.6%
	Makita Corp., ADR	62,000	1,531,400
	Matsushita Electric Industrial Co., Ltd., ADR	100,000	2,018,000
	Maytag Corp.	75,000	1,333,500
	Snap-On, Inc.	50,000	1,868,500
	Sony Corp., ADR	30,000	1,110,300
	Household Durables Total		7,861,700
Internet & Catalog Retail – 0.3%
	Expedia, Inc. (a)	28,750	712,713
	IAC/InterActiveCorp (a)	28,750	793,787
	Internet & Catalog Retail Total		1,506,500
Media – 2.3%
	Comcast Corp., Class A (a)	72,500	1,887,900
	Dreamworks Animation SKG, Inc., Class A (a)	30,000	761,100
	Entravision Communications Corp., Class A (a)	75,000	561,750
	Liberty Media Corp., Class A (a)	100,000	768,000
	McGraw-Hill Companies, Inc.	20,000	1,061,000
	Media General, Inc., Class A	30,000	1,521,000
	News Corp., Class A	75,000	1,110,750
	Time Warner, Inc.	157,500	2,831,850

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
	Tribune Co.	40,000	1,278,800
		Media Total	11,782,150
Multiline Retail – 1.6%
	Federated Department Stores, Inc.	19,468	1,254,323
	Kohl’s Corp. (a)	57,500	2,645,000
	Saks, Inc. (a)	75,000	1,239,750
	Stockmann Oyj Abp, Class B	75,000	2,844,681
	Multiline Retail Total		7,983,754
Specialty Retail – 0.4%
	CarMax, Inc. (a)	20,000	548,400
	Restoration Hardware, Inc. (a)	75,000	438,750
	TJX Companies, Inc.	31,000	694,710
	West Marine, Inc. (a)	30,000	398,400
	Specialty Retail Total		2,080,260
	CONSUMER DISCRETIONARY TOTAL		38,388,483
CONSUMER STAPLES – 6.8%
Beverages – 1.1%
	Anheuser-Busch Companies, Inc.	37,500	1,640,250
	Coca-Cola Co.	75,000	3,201,750
	Coca-Cola Enterprises, Inc.	30,000	576,600
	Constellation Brands, Inc., Class A (a)	10,000	236,200
	Beverages Total		5,654,800
Food & Staples Retailing – 1.8%
	Kroger Co. (a)	67,500	1,313,550
	United Natural Foods, Inc. (a)	40,000	1,123,200
	Wal-Mart Stores, Inc.	77,500	3,763,400
	Walgreen Co.	62,500	2,855,000
	Food & Staples Retailing Total		9,055,150
Food Products – 2.5%
	Campbell Soup Co.	30,000	906,300
	Delta & Pine Land Co.	50,000	1,178,000
	General Mills, Inc.	32,500	1,544,725
	Hain Celestial Group, Inc. (a)	50,000	1,116,500
	Nestle SA, Registered Shares	13,000	3,829,557
	Unilever NV, NY Shares	47,500	3,181,550
	Wm. Wrigley Jr. Co.	10,000	685,900
	Food Products Total		12,442,532
Personal Products – 0.5%
	Avon Products, Inc.	50,000	1,367,500

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Personal Products – (continued)
	NBTY, Inc. (a)	50,000	981,000
	Personal Products Total		2,348,500
Tobacco – 0.9%
	Altria Group, Inc.	62,500	4,549,375
	Tobacco Total		4,549,375
	CONSUMER STAPLES TOTAL		34,050,357
ENERGY – 6.8%
Energy Equipment & Services – 3.5%
	Cooper Cameron Corp. (a)	17,500	1,393,525
	Core Laboratories NV (a)	20,000	730,000
	GlobalSantaFe Corp.	20,000	907,200
	Hanover Compressor Co. (a)	208	2,812
	Input/Output, Inc. (a)	100,000	744,000
	National-Oilwell Varco, Inc. (a)	10,000	606,200
	Schlumberger Ltd.	57,500	5,504,475
	TGS Nopec Geophysical Co., ASA (a)	32,000	1,230,840
	Transocean, Inc. (a)	67,500	4,309,200
	Willbros Group, Inc. (a)	125,000	1,898,750
	Energy Equipment & Services Total		17,327,002
Oil, Gas & Consumable Fuels – 3.3%
	Alpha Natural Resources, Inc. (a)	35,000	840,700
	Apache Corp.	20,000	1,305,600
	BP PLC, ADR	32,500	2,139,800
	ConocoPhillips	50,000	3,025,500
	Exxon Mobil Corp.	62,500	3,626,875
	McMoRan Exploration Co. (a)	62,500	1,131,250
	Newfield Exploration Co. (a)	77,500	3,585,150
	Plains Exploration & Production Co. (a)	25,000	1,060,000
	Oil, Gas & Consumable Fuels Total		16,714,875
	ENERGY TOTAL		34,041,877
FINANCIALS – 13.2%
Capital Markets – 3.0%
	Ameriprise Financial, Inc.	50,000	2,102,500
	Bank of New York Co., Inc.	30,000	972,000
	Charles Schwab Corp.	97,500	1,486,875
	Deutsche Bank AG	4,000	389,680
	Janus Capital Group, Inc.	62,500	1,198,125
	Lazard Ltd., Class A	67,500	2,112,750
	Morgan Stanley	67,500	3,782,025

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Capital Markets – (continued)
	Nikko Cordial Corp. (b)	40,000	541,256
	Nomura Holdings, Inc., ADR	100,000	1,665,000
	Piper Jaffray Companies, Inc. (a)	20,000	794,800
	Capital Markets Total		15,045,011
Commercial Banks – 3.6%
	Allied Irish Banks PLC, ADR	30,000	1,292,100
	HSBC Holdings PLC, ADR	37,500	2,997,750
	ICICI Bank Ltd., ADR	32,500	827,775
	Mitsubishi UFJ Financial Group, Inc., ADR	275,000	3,478,750
	Mizuho Financial Group, Inc.	500	3,505,801
	Raiffeisen International Bank Holding AG (a)	9,000	558,293
	SunTrust Banks, Inc.	22,500	1,636,650
	U.S. Bancorp	75,000	2,271,000
	Zions Bancorporation	20,000	1,512,600
	Commercial Banks Total		18,080,719
Consumer Finance – 0.5%
	SLM Corp.	44,000	2,312,200
	Consumer Finance Total		2,312,200
Diversified Financial Services – 1.6%
	Citigroup, Inc.	75,000	3,641,250
	JPMorgan Chase & Co.	120,200	4,597,650
	Diversified Financial Services Total		8,238,900
Insurance – 3.6%
	American International Group, Inc.	50,000	3,357,000
	Arthur J. Gallagher & Co.	62,500	1,903,125
	Axis Capital Holdings Ltd.	20,000	605,600
	Chubb Corp.	17,500	1,694,700
	Fuji Fire & Marine Insurance Co., Ltd.	135,000	493,090
	Hannover Rueckversicherung AG, Registered Shares	67,500	2,259,211
	Marsh & McLennan Companies, Inc.	40,000	1,235,600
	St. Paul Travelers Companies, Inc.	50,005	2,326,733
	Wesco Financial Corp.	7,750	2,782,250
	XL Capital Ltd., Class A	20,000	1,327,600
	Insurance Total		17,984,909
Real Estate – 0.6%
	Mitsubishi Estate Co., Ltd.	125,000	1,823,916

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	Post Properties, Inc., REIT	30,000	1,213,800
	Real Estate Total		3,037,716
Thrifts & Mortgage Finance – 0.2%
	Freddie Mac	17,500	1,092,875
	Thrifts & Mortgage Finance Total		1,092,875
	FINANCIALS TOTAL		65,792,330
HEALTH CARE – 12.4%
Biotechnology – 1.7%
	Amgen, Inc. (a)	27,500	2,225,575
	Applera Corp. — Applied Biosystems Group	92,500	2,551,150
	Biogen Idec, Inc. (a)	47,500	2,033,475
	Chiron Corp. (a)	20,000	886,000
	Qiagen NV (a)	100,000	1,123,000
	Biotechnology Total		8,819,200
Health Care Equipment & Supplies – 3.0%
	Baxter International, Inc.	87,500	3,402,875
	Boston Scientific Corp. (a)	30,000	794,400
	Cytyc Corp. (a)	32,500	894,075
	Guidant Corp.	10,000	616,800
	Hospira, Inc. (a)	97,500	4,304,625
	Medtronic, Inc.	50,000	2,778,500
	STERIS Corp.	30,000	753,600
	Viasys Healthcare, Inc. (a)	50,000	1,365,000
	Health Care Equipment & Supplies Total		14,909,875
Health Care Providers & Services – 2.8%
	Cardinal Health, Inc.	10,000	639,500
	Community Health Systems, Inc. (a)	50,000	2,004,500
	Health Management Associates, Inc., Class A	30,000	702,600
	Henry Schein, Inc. (a)	40,000	1,706,000
	McKesson Corp.	56,000	2,816,800
	Omnicare, Inc.	52,500	2,989,875
	Patterson Companies, Inc. (a)	50,000	1,747,000
	Quest Diagnostics, Inc.	25,000	1,252,250
	Health Care Providers & Services Total		13,858,525
Pharmaceuticals – 4.9%
	Abbott Laboratories	40,000	1,508,400
	Andrx Corp. (a)	100,000	1,779,000
	Elan Corp. PLC, ADR (a)	100,000	1,035,000
	Eli Lilly & Co.	30,000	1,515,000

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Gedeon Richter Ltd.	12,500	2,234,518
	Johnson & Johnson	53,000	3,272,750
	Merck & Co., Inc.	57,500	1,690,500
	Novartis AG, ADR	30,000	1,572,000
	Novo-Nordisk A/S, Class B	21,000	1,127,798
	Pfizer, Inc.	65,700	1,392,840
	Schering-Plough Corp.	100,000	1,932,000
	Shire Pharmaceuticals Group PLC, ADR	20,000	730,800
	Valeant Pharmaceuticals International	100,000	1,648,000
	Watson Pharmaceuticals, Inc. (a)	62,500	2,085,000
	Wyeth	20,000	831,200
	Pharmaceuticals Total		24,354,806
	HEALTH CARE TOTAL		61,942,406
INDUSTRIALS – 10.0%
Aerospace & Defense – 0.2%
	Raytheon Co.	30,000	1,152,600
	Aerospace & Defense Total		1,152,600
Air Freight & Logistics – 1.0%
	United Parcel Service, Inc., Class B	42,500	3,310,750
	Yamato Transport Co., Ltd.	100,000	1,637,896
	Air Freight & Logistics Total		4,948,646
Airlines – 1.1%
	AMR Corp. (a)	75,000	1,266,750
	Continental Airlines, Inc., Class B (a)	65,000	1,012,050
	Frontier Airlines, Inc. (a)	75,000	612,000
	Southwest Airlines Co.	162,500	2,681,250
	Airlines Total		5,572,050
Commercial Services & Supplies – 1.3%
	Avery Dennison Corp.	57,500	3,380,425
	Cendant Corp.	50,000	888,500
	R.R. Donnelley & Sons Co.	62,500	2,137,500
	Commercial Services & Supplies Total		6,406,425
Construction & Engineering – 0.7%
	Foster Wheeler Ltd. (a)	72,500	2,525,175
	Insituform Technologies, Inc., Class A (a)	62,500	1,241,875
	Construction & Engineering Total		3,767,050

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Electrical Equipment – 0.7%

	Thomas & Betts Corp. (a)	90,000	3,603,600
	Electrical Equipment Total		3,603,600
Industrial Conglomerates – 1.6%
	3M Co.	17,500	1,373,400
	General Electric Co.	135,000	4,822,200
	Siemens AG, ADR	22,500	1,700,325
	Industrial Conglomerates Total		7,895,925
Machinery – 2.4%
	AGCO Corp. (a)	20,000	338,600
	Caterpillar, Inc.	50,000	2,889,000
	Deere & Co.	25,000	1,733,750
	Eaton Corp.	20,000	1,274,400
	Hitachi Construction Machinery Co., Ltd.	100,000	1,929,427
	OSG Corp.	55,000	931,900
	Pall Corp.	50,000	1,388,000
	Timken Co.	20,000	619,600
	Titan Intl, Inc. Ill	50,000	862,000
	Machinery Total		11,966,677
Marine – 0.5%
	A.P. Moller – Maersk A/S	140	1,312,851
	Finnlines Oyj	80,000	1,246,076
	Marine Total		2,558,927
Trading Companies & Distributors – 0.5%
	GATX Corp.	62,500	2,352,500
	Trading Companies & Distributors Total		2,352,500
	INDUSTRIALS TOTAL		50,224,400
INFORMATION TECHNOLOGY – 10.0%
Communications Equipment – 2.0%
	Andrew Corp. (a)	82,500	901,725
	Cisco Systems, Inc. (a)	137,500	2,411,750
	Comverse Technology, Inc. (a)	40,000	1,048,400
	Corning, Inc. (a)	67,500	1,366,875
	Nokia Oyj, ADR	100,000	1,708,000
	Packeteer, Inc. (a)	100,000	920,000
	QUALCOMM, Inc.	20,000	909,400
	Tellabs, Inc. (a)	50,000	513,000
	Communications Equipment Total		9,779,150

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – 1.6%
	Electronics for Imaging, Inc. (a)	72,500	2,024,925
	Hewlett-Packard Co.	87,500	2,596,125
	International Business Machines Corp.	20,000	1,778,000
	Palm, Inc. (a)	50,000	1,419,000
	Quantum Corp. (a)	75,000	224,250
	Computers & Peripherals Total		8,042,300
Electronic Equipment & Instruments – 0.5%
	Molex, Inc., Class A	30,000	777,900
	Murata Manufacturing Co., Ltd.	15,000	849,383
	Solectron Corp. (a)	100,000	359,000
	Symbol Technologies, Inc.	41,854	478,391
	Electronic Equipment & Instruments Total		2,464,674
Internet Software & Services – 0.1%
	United Online, Inc.	50,000	705,500
	Internet Software & Services Total		705,500
IT Services – 1.1%
	DST Systems, Inc. (a)	47,500	2,824,825
	First Data Corp.	61,250	2,650,288
	IT Services Total		5,475,113
Office Electronics – 0.5%
	Zebra Technologies Corp., Class A (a)	54,687	2,468,024
	Office Electronics Total		2,468,024
Semiconductors & Semiconductor Equipment – 2.5%
	Advanced Micro Devices, Inc. (a)	30,000	785,400
	FEI Co. (a)	50,000	998,000
	Intel Corp.	50,000	1,334,000
	Leadis Technology, Inc. (a)	50,000	267,500
	LSI Logic Corp. (a)	75,000	615,750
	Micron Technology, Inc. (a)	75,000	1,069,500
	Novellus Systems, Inc. (a)	10,000	246,700
	Samsung Electronics Co., Ltd., GDR I	15,000	4,346,250
	Texas Instruments, Inc.	67,500	2,192,400
	United Microelectronics Corp. (a)	149,292	461,312
	Semiconductors & Semiconductor Equipment Total		12,316,812

Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 1.8%
	Cadence Design Systems, Inc. (a)	50,000	857,000
	Check Point Software Technologies Ltd. (a)	60,000	1,277,400
	Microsoft Corp.	112,500	3,117,375
	Novell, Inc. (a)	100,000	778,000
	Parametric Technology Corp. (a)	100,000	585,000
	Quest Software, Inc. (a)	60,000	945,000
	Symantec Corp. (a)	50,000	883,500
	Wind River Systems, Inc. (a)	40,000	551,200
	Software Total	8,994,475
	INFORMATION TECHNOLOGY TOTAL		50,246,048
MATERIALS – 4.0%
Chemicals – 2.0%
	Air Products & Chemicals, Inc.	27,500	1,627,175
	Cabot Corp.	40,000	1,402,000
	Calgon Carbon Corp.	50,000	288,000
	Dow Chemical Co.	20,000	905,000
	E.I. du Pont de Nemours & Co.	30,000	1,282,500
	International Flavors & Fragrances, Inc.	36,000	1,171,440
	Mosaic Co. (a)	40,000	541,600
	Potash Corp. of Saskatchewan, Inc.	37,500	2,743,125
	Chemicals Total		9,960,840
Construction Materials – 0.3%
	Martin Marietta Materials, Inc.	20,000	1,502,200
	Construction Materials Total		1,502,200
Containers & Packaging – 0.2%
	Packaging Corp. of America	40,000	927,600
	Containers & Packaging Total		927,600
Metals & Mining – 1.1%
	AngloGold Ashanti Ltd., ADR	30,000	1,263,300
	Companhia Vale do Rio Doce, ADR	67,500	2,926,800
	Gammon Lake Resources, Inc. (a)	50,000	448,500
	Newmont Mining Corp.	20,000	922,400
	Metals & Mining Total		5,561,000
Paper & Forest Products – 0.4%
	International Paper Co.	30,000	945,900

		Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Paper & Forest Products – (continued)
	Votorantim Celulose e Papel SA, ADR	100,000	1,233,000
	Paper & Forest Products Total		2,178,900
	MATERIALS TOTAL		20,130,540
TELECOMMUNICATION SERVICES – 1.7%
Diversified Telecommunication Services – 1.1%
	AT&T, Inc.	42,500	1,058,675
	BellSouth Corp.	50,000	1,363,000
	Cincinnati Bell, Inc. (a)	50,000	195,000
	Telekomunikasi Indonesia, ADR	60,000	1,324,800
	Verizon Communications, Inc.	47,500	1,519,050
	Diversified Telecommunication Services Total		5,460,525
Wireless Telecommunication Services – 0.6%
	Nextel Partners, Inc., Class A (a)	40,000	1,060,000
	Sprint Nextel Corp.	50,000	1,252,000
	Vodafone Group PLC, ADR	30,000	646,500
	Wireless Telecommunication Services Total		2,958,500
	TELECOMMUNICATION SERVICES TOTAL		8,419,025
UTILITIES – 3.2%
Electric Utilities – 1.3%
	Edison International	75,000	3,384,000
	Entergy Corp.	12,500	875,000
	Exelon Corp.	30,000	1,561,200
	Westar Energy, Inc.	30,000	678,600
	Electric Utilities Total		6,498,800
Gas Utilities – 0.2%
	ONEOK, Inc.	32,500	891,475
	Gas Utilities Total		891,475
Independent Power Producers & Energy Traders – 0.3%
	Duke Energy Corp.	40,000	1,074,400
	Dynegy, Inc., Class A (a)	117,500	562,825
	Independent Power Producers & Energy Traders Total		1,637,225
Multi – Utilities – 1.1%
	Dominion Resources, Inc.	30,000	2,278,500
	NiSource, Inc.	75,000	1,614,750

		Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi – Utilities – (continued)
	TECO Energy, Inc.	100,000	1,749,000
	Multi – Utilities Total		5,642,250
Water Utilities – 0.3%
	California Water Service Group	32,546	1,157,010
	Water Utilities Total		1,157,010
	UTILITIES TOTAL		15,826,760
	Total Common Stocks (cost of $294,327,590)		379,062,226
Investment Companies – 0.7%
	iShares MSCI Malaysia Index Fund	150,000	1,060,500
	Japan Smaller Capitalization Fund, Inc.	100,000	1,585,000
	Japan Smaller Capitalization RT	(d)	47,000
	Thai Fund, Inc.	100,000	895,000
	Total Investment Companies (cost of $2,730,651)		3,587,500

		Par ($)
Short-Term Obligations – 22.4%
REPURCHASE AGREEMENT – 20.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/05, due 12/01/05 at 3.850%, collateralized by a U.S. Treasury Bond maturing 02/15/14, market value of $103,048,050 (repurchase proceeds $101,034,804)	101,024,000	101,024,000
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 2.2%
Federal Home Loan Bank
	2.250% 12/01/05	11,224,000	11,224,000

	Total Short-Term Obligations (cost of $112,248,000)		112,248,000

	Total Investments – 98.9% (cost of $409,306,241)(e)(f)		494,897,726

	Other Assets & Liabilities, Net – 1.1%		5,402,772

	Net Assets – 100.0%		500,300,498

Notes to Investment Portfolio:

*      Security Valuation: Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.

(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(c)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the value of this security represents 0.9% of net assets.

(d) Amount represents less than 500 shares.

(e) Cost for federal income tax purposes is $409,306,241.

(f) Unrealized appreciation and depreciation at November 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$90,074,817	$(4,483,332)	$85,591,485

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Strategic Investor Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006